DERIVATIVE LIABILITIES (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Derivative liabilities at Beginning	$ 1,617,774	$ 2,886,965
Addition to liabilities for new debt/subscription	270,354	463,720
Addition to liabilities for Exchange Agreement	0	1,485,000
Decrease due to conversion/assignment	(941,036)	(4,911,611)
Decrease due to exercise/surrender of warrants	0	(774,642)
Change in fair value	(782,258)	2,468,342
Derivative liabilities at Ending	164,834	1,617,774
Common Stock Subscription [Member]
Derivative liabilities at Beginning	8,522	0
Change in fair value	(7,353)	(16,478)
Derivative liabilities at Ending	1,169	8,522
Addition to liabilities for new debt/subscription		25,000
Exchange Agreement [Member]
Derivative liabilities at Beginning	1,227,200	0
Decrease due to conversion/assignment	(479,800)	(120,000)
Change in fair value	(747,400)	(137,800)
Derivative liabilities at Ending	0	1,227,200
Addition to liabilities for Exchange Agreement	0	1,485,000
Warrants [Member]
Derivative liabilities at Beginning	0	0
Decrease due to conversion/assignment	0	(2,124,588)
Decrease due to exercise/surrender of warrants	0	(774,642)
Change in fair value	0	2,899,230
Derivative liabilities at Ending	0	0
Put Back Rights [Member]
Derivative liabilities at Beginning	0	2,886,965
Decrease due to conversion/assignment	0	(2,571,265)
Change in fair value	0	(315,700)
Derivative liabilities at Ending	0	0
Convertible Notes Payable [Member]
Derivative liabilities at Beginning	382,052	0
Decrease due to conversion/assignment	(461,236)	(95,758)
Change in fair value	(27,505)	39,090
Derivative liabilities at Ending	163,665	382,052
Addition to liabilities for new debt/subscription	$ 270,354	$ 438,720